                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Walter Capital Management LLP
            ------------------------------------------
Address:    St. Martins Court, 4th Floor
            10 Paternoster Row
            London, EC4M 7HP
            United Kingdom
            ------------------------------------------


 Form 13F File Number: 28-11288
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Nussbaum
          --------------------------------------------
Title:    Authorized Person
          --------------------------------------------
Phone:    203-890-2094
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum             Stamford, Connecticut            August 14, 2007
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                14 *
                                              -----------------------

Form 13F Information Table Value Total:           $      39,501
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          1          28-4043                    S.A.C. Capital Advisors, LLC
         -----       ------------------         ----------------------------

          [Repeat as necessary.]

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

                           FORM 13F INFORMATION TABLE

COLUMN 1            COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF               TITLE OF                   VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                CLASS        CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS           SHARED
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD           Common      M0861T100       640           68,620 SHRS          Shared-Defined   1                 68,620
AVANEX CORP            Common      05348W109     6,190        3,438,982 SHRS          Shared-Defined   1              3,438,982
CHINA MED
 TECHNOLOGIES INC      Common      169483104     2,705           85,000 SHRS          Shared-Defined   1                 85,000
FOUNDRY NETWORKS INC   Common      35063R100     5,853          351,300 SHRS          Shared-Defined   1                351,300
ICICI BK LTD           Common      45104G104     1,720           35,000 SHRS          Shared-Defined   1                 35,000
IMMUCOR INC            Common      452526106     1,399           50,000 SHRS          Shared-Defined   1                 50,000
INVENTIV HEALTH INC    Common      46122E105     3,661          100,000 SHRS          Shared-Defined   1                100,000
LAS VEGAS SANDS CORP   Common      517834107     2,292           30,000 SHRS          Shared-Defined   1                 30,000
MORGAN STANLEY         Common      61747S165     1,738           25,000 SHRS          Shared-Defined   1                 25,000
PDL BIOPHARMA INC      Common      69329Y104     2,330          100,000 SHRS          Shared-Defined   1                100,000
PENWEST
 PHARMACEUTICALS CO    Common      709754105     1,247          100,000 SHRS          Shared-Defined   1                100,000
R H DONNELLEY CORP     Common      74955W307     4,926           65,000 SHRS          Shared-Defined   1                 65,000
TAIWAN SEMICONDUCTOR
 MFG LTD               Common      874039100     -                    1 SHRS          Shared-Defined   1                      1
THERAVANCE INC         Common      88338T104     4,800          150,000 SHRS          Shared-Defined   1                150,000



